Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 5,274	$ 4,854	$ 10,545	$ 9,889
Non-interest income	5,946	6,764	13,741	14,672
Total revenue	11,220	11,618	24,286	24,561
Provision for credit losses	(342)	(96)	(237)	14
Insurance policyholder benefits, claims and acquisition expense	(180)	149	817	1,555
Non-interest expense	6,434	6,379	13,014	12,921
Net income (loss) before income taxes	5,308	5,186	10,692	10,071
Income taxes (recoveries)	1,055	1,171	2,344	2,209
Net income	4,253	4,015	8,348	7,862
Non-interest expense includes:
Depreciation and amortization	650	636	1,300	1,269
Total assets	1,848,572		1,848,572		$ 1,706,323
Total liabilities	1,744,167		1,744,167		1,607,561
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,234	3,085	6,463	6,246
Non-interest income	1,505	1,442	3,079	2,844
Total revenue	4,739	4,527	9,542	9,090
Provision for credit losses	(276)	35	(147)	200
Non-interest expense	2,015	1,915	4,037	3,893
Net income (loss) before income taxes	3,000	2,577	5,652	4,997
Income taxes (recoveries)	766	669	1,444	1,296
Net income	2,234	1,908	4,208	3,701
Non-interest expense includes:
Depreciation and amortization	232	229	465	453
Total assets	574,412		574,412		549,702
Total liabilities	574,328		574,328		549,619
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	780	666	1,525	1,332
Non-interest income	2,825	2,594	5,693	5,147
Total revenue	3,605	3,260	7,218	6,479
Provision for credit losses	(30)	(2)	(42)	(31)
Non-interest expense	2,644	2,371	5,225	4,777
Net income (loss) before income taxes	991	891	2,035	1,733
Income taxes (recoveries)	241	208	490	409
Net income	750	683	1,545	1,324
Non-interest expense includes:
Depreciation and amortization	228	218	456	438
Total assets	155,948		155,948		148,990
Total liabilities	156,198		156,198		149,096
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	234	536	1,633	2,345
Total revenue	234	536	1,633	2,345
Insurance policyholder benefits, claims and acquisition expense	(180)	149	817	1,555
Non-interest expense	145	140	292	289
Net income (loss) before income taxes	269	247	524	501
Income taxes (recoveries)	63	60	121	113
Net income	206	187	403	388
Non-interest expense includes:
Depreciation and amortization	14	15	29	29
Total assets	21,932		21,932		22,724
Total liabilities	22,466		22,466		22,966
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	148	87	311	178
Non-interest income	403	447	827	921
Total revenue	551	534	1,138	1,099
Provision for credit losses		(2)		(4)
Non-interest expense	398	375	818	776
Net income (loss) before income taxes	153	161	320	327
Income taxes (recoveries)	32	41	81	84
Net income	121	120	239	243
Non-interest expense includes:
Depreciation and amortization	50	47	99	96
Total assets	255,046		255,046		240,055
Total liabilities	254,929		254,929		239,960
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,181	1,121	2,422	2,320
Non-interest income	1,167	1,597	2,736	3,106
Total revenue	2,348	2,718	5,158	5,426
Provision for credit losses	(37)	(127)	(49)	(150)
Non-interest expense	1,350	1,468	2,822	2,909
Net income (loss) before income taxes	1,035	1,377	2,385	2,667
Income taxes (recoveries)	240	306	560	529
Net income	795	1,071	1,825	2,138
Non-interest expense includes:
Depreciation and amortization	124	126	247	251
Total assets	783,628		783,628		692,278
Total liabilities	782,934		782,934		691,767
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(69)	(105)	(176)	(187)
Non-interest income	(188)	148	(227)	309
Total revenue	(257)	43	(403)	122
Provision for credit losses	1		1	(1)
Non-interest expense	(118)	110	(180)	277
Net income (loss) before income taxes	(140)	(67)	(224)	(154)
Income taxes (recoveries)	(287)	(113)	(352)	(222)
Net income	147	46	128	68
Non-interest expense includes:
Depreciation and amortization	2	$ 1	4	$ 2
Total assets	57,606		57,606		52,574
Total liabilities	$ (46,688)		$ (46,688)		$ (45,847)